UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-21589

CREDIT SUISSE COMMODITY STRATEGY FUNDS

(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010

(Address of Principal Executive Offices)           (Zip Code)

Omar Tariq
Credit Suisse Commodity Strategy Funds
Eleven Madison Avenue
New York, New York 10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024 to April 30, 2025

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

Credit Suisse Commodity Return Strategy Fund Class A - CRSAX

Credit Suisse Commodity Return Strategy Fund Class C - CRSCX

Credit Suisse Commodity Return Strategy Fund Class I - CRSOX

Semi-Annual Shareholder Report

Credit Suisse Commodity Return Strategy Fund

Class A

CRSAX

April 30, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about Credit Suisse Commodity Return Strategy Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://us-fund.credit-suisse.com/CRSAX. You can also request this information by contacting us at 877-870-2874.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.05%

Key Fund Statistics

Total Net Assets	$1,286,993,905
# of Portfolio Holdings	80
Portfolio Turnover Rate	23%

What is the Fund’s investment objective?

The Fund seeks total return.

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	66.4%
Commodity Indexed Structured Notes	22.7
United States Agency Obligations	8.4
Short-Term Investments	2.5

Credit Suisse Commodity Return Strategy Fund

Class A

Top 10 Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 4.395%, due 04/30/26	11.6%
U.S. Treasury Floating Rate Notes, 4.490%, due 01/31/26	9.7
U.S. Treasury Floating Rate Notes, 4.415%, due 10/31/25	6.8
U.S. Treasury Floating Rate Notes, 4.370%, due 07/31/25	4.4
Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, 4.330%, due 07/17/25	4.4
BNP Paribas Issuance BV, Commodity Index Linked Senior Unsecured Notes, 4.430%, due 10/22/25	4.3
Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, 4.360%, due 06/27/25	3.9
Canadian Imperial Bank of Commerce, Commodity Index Linked Senior Unsecured Notes, 4.330%, due 02/24/26	3.6
BofA Finance LLC, Commodity Index Linked Senior Unsecured Notes, 4.310%, due 02/10/26	3.4
Goldman Sachs International, Commodity Index Linked Senior Unsecured Notes, 4.360%, due 02/24/26	2.9

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.credit-suisse.com/CRSAX.

Phone: 877-870-2874

Credit Suisse Commodity Return Strategy Fund

COM-TSRARCLA-425

Class A

Semi-Annual Shareholder Report

Credit Suisse Commodity Return Strategy Fund

Class C

CRSCX

April 30, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about Credit Suisse Commodity Return Strategy Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://us-fund.credit-suisse.com/CRSCX. You can also request this information by contacting us at 877-870-2874.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.80%

Key Fund Statistics

Total Net Assets	$1,286,993,905
# of Portfolio Holdings	80
Portfolio Turnover Rate	23%

What is the Fund’s investment objective?

The Fund seeks total return.

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	66.4%
Commodity Indexed Structured Notes	22.7
United States Agency Obligations	8.4
Short-Term Investments	2.5

Credit Suisse Commodity Return Strategy Fund

Class C

Top 10 Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 4.395%, due 04/30/26	11.6%
U.S. Treasury Floating Rate Notes, 4.490%, due 01/31/26	9.7
U.S. Treasury Floating Rate Notes, 4.415%, due 10/31/25	6.8
U.S. Treasury Floating Rate Notes, 4.370%, due 07/31/25	4.4
Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, 4.330%, due 07/17/25	4.4
BNP Paribas Issuance BV, Commodity Index Linked Senior Unsecured Notes, 4.430%, due 10/22/25	4.3
Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, 4.360%, due 06/27/25	3.9
Canadian Imperial Bank of Commerce, Commodity Index Linked Senior Unsecured Notes, 4.330%, due 02/24/26	3.6
BofA Finance LLC, Commodity Index Linked Senior Unsecured Notes, 4.310%, due 02/10/26	3.4
Goldman Sachs International, Commodity Index Linked Senior Unsecured Notes, 4.360%, due 02/24/26	2.9

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.credit-suisse.com/CRSCX.

Phone: 877-870-2874

Credit Suisse Commodity Return Strategy Fund

COM-TSRARCLC-425

Class C

Semi-Annual Shareholder Report

Credit Suisse Commodity Return Strategy Fund

Class I

CRSOX

April 30, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about Credit Suisse Commodity Return Strategy Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://us-fund.credit-suisse.com/CRSOX. You can also request this information by contacting us at 877-870-2874.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.80%

Key Fund Statistics

Total Net Assets	$1,286,993,905
# of Portfolio Holdings	80
Portfolio Turnover Rate	23%

What is the Fund’s investment objective?

The Fund seeks total return.

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	66.4%
Commodity Indexed Structured Notes	22.7
United States Agency Obligations	8.4
Short-Term Investments	2.5

Credit Suisse Commodity Return Strategy Fund

Class I

Top 10 Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 4.395%, due 04/30/26	11.6%
U.S. Treasury Floating Rate Notes, 4.490%, due 01/31/26	9.7
U.S. Treasury Floating Rate Notes, 4.415%, due 10/31/25	6.8
U.S. Treasury Floating Rate Notes, 4.370%, due 07/31/25	4.4
Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, 4.330%, due 07/17/25	4.4
BNP Paribas Issuance BV, Commodity Index Linked Senior Unsecured Notes, 4.430%, due 10/22/25	4.3
Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, 4.360%, due 06/27/25	3.9
Canadian Imperial Bank of Commerce, Commodity Index Linked Senior Unsecured Notes, 4.330%, due 02/24/26	3.6
BofA Finance LLC, Commodity Index Linked Senior Unsecured Notes, 4.310%, due 02/10/26	3.4
Goldman Sachs International, Commodity Index Linked Senior Unsecured Notes, 4.360%, due 02/24/26	2.9

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.credit-suisse.com/CRSOX.

Phone: 877-870-2874

Credit Suisse Commodity Return Strategy Fund

COM-TSRARCLI-425

Class I

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Investments.

(a)	The complete schedule of investments for the registrant is disclosed in the registrant’s semi-annual report, which is included in Item7 of this Form N-CSR.

(b)	Not applicable to the registrant.

Credit Suisse Trust—Commodity Return Strategy Portfolio

Form N-CSR Information Items 7 through 11

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Copy of the most recent financial statements:

Credit Suisse Commodity Return Strategy Fund

Semiannual Financial Statements | April 30, 2025 (unaudited)

Credit Suisse Commodity Return Strategy Fund
Consolidated schedule of investments

April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Commodity indexed structured notes (22.5%)
$44,000	Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR[1,2,3]	(A+, Aa2)	06/27/25	4.360	$50,374,203
49,700	BNP Paribas Issuance BV, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01 + 0.100%[1,2,4]	(A+, Aa3)	10/22/25	4.430	55,532,577
40,300	BofA Finance LLC, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR—0.050%[1,2,5]	(NR, A1)	02/10/26	4.310	43,378,477
49,800	Canadian Imperial Bank of Commerce, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01[1,2,3]	(A+, Aa2)	02/24/26	4.330	46,284,432
41,700	Goldman Sachs International, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR[1,2,4]	(A+, A1)	02/24/26	4.360	37,759,050
60,700	Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01[1,2,3]	(AA-, Aa1)	07/17/25	4.330	56,864,490
	Total commodity indexed structured notes (Cost $286,200,000)				290,193,229
United States agency obligations (8.3%)
5,200	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.090%[2]	(AA+, Aaa)	05/21/26	4.450	5,201,782
2,600	Federal Farm Credit Banks Funding Corp., 1 day Fed Prime Loan Rate - 3.040%[2]	(AA+, Aaa)	05/21/26	4.460	2,600,063
2,500	Federal Farm Credit Banks Funding Corp., 1 day Fed Prime Loan Rate - 3.040%[2]	(AA+, Aaa)	05/28/26	4.460	2,499,304
5,700	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.235%[2]	(AA+, Aaa)	02/11/28	4.595	5,700,546
12,500	Federal Home Loan Bank Discount Notes[6]	(AA+, Aaa)	07/18/25	4.228	12,386,712
14,400	Federal Home Loan Banks, 1 day USD SOFR + 0.160%[2]	(AA+, Aaa)	07/10/25	4.520	14,404,471
2,200	Federal Home Loan Banks, 1 day USD SOFR + 0.125%[2]	(AA+, Aaa)	02/23/26	4.485	2,201,566
5,300	Federal Home Loan Banks	(AA+, Aaa)	02/26/26	0.620	5,154,728
6,000	Federal Home Loan Banks	(AA+, Aaa)	10/09/26	4.000	6,022,312
22,800	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/28/25	4.200	22,772,271
13,000	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.140%[2]	(AA+, Aaa)	10/16/26	4.500	13,009,170
3,500	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.140%[2]	(AA+, Aaa)	10/29/26	4.500	3,502,566
11,000	Federal National Mortgage Association, 1 day USD SOFR + 0.260%[2]	(AA+, Aaa)	11/05/27	4.620	11,028,763
	Total United States agency obligations (Cost $106,591,880)				106,484,254
United States Treasury obligations (65.9%)
35,000	U.S. Treasury Bills[6]	(AA+, Aaa)	05/13/25	4.221	34,950,761
11,000	U.S. Treasury Bills[6]	(AA+, Aaa)	05/20/25	4.235	10,975,413
35,000	U.S. Treasury Bills[6]	(AA+, Aaa)	05/22/25	4.222	34,913,794
35,000	U.S. Treasury Bills[6]	(AA+, Aaa)	05/29/25	4.243	34,884,501
24,000	U.S. Treasury Bills[6]	(AA+, Aaa)	06/20/25	4.202	23,859,667
57,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.125%[2]	(AA+, Aaa)	07/31/25	4.370	57,001,717
88,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.170%[2]	(AA+, Aaa)	10/31/25	4.415	88,030,584
124,800	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.245%[2,7]	(AA+, Aaa)	01/31/26	4.490	124,942,160
149,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.150%[2,8]	(AA+, Aaa)	04/30/26	4.395	149,043,326
11,300	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.182%[2]	(AA+, Aaa)	07/31/26	4.427	11,306,427
26,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.205%[2]	(AA+, Aaa)	10/31/26	4.450	26,025,396
35,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.098%[2]	(AA+, Aaa)	01/31/27	4.343	34,984,201
27,200	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.160%[2]	(AA+, Aaa)	04/30/27	4.405	27,215,368
14,500	U.S. Treasury Notes	(AA+, Aaa)	07/31/25	4.750	14,515,413
15,000	U.S. Treasury Notes	(AA+, Aaa)	08/31/25	5.000	15,029,949
12,000	U.S. Treasury Notes	(AA+, Aaa)	02/15/26	4.000	11,997,085
11,000	U.S. Treasury Notes	(AA+, Aaa)	05/31/26	4.875	11,113,867
20,000	U.S. Treasury Notes	(AA+, Aaa)	08/15/26	4.375	20,144,922
17,100	U.S. Treasury Notes	(AA+, Aaa)	08/31/26	3.750	17,091,650
23,000	U.S. Treasury Notes	(AA+, Aaa)	12/31/26	4.250	23,203,496
15,400	U.S. Treasury Notes	(AA+, Aaa)	04/15/27	4.500	15,649,649
12,000	U.S. Treasury Notes	(AA+, Aaa)	07/15/27	4.375	12,189,375
12,000	U.S. Treasury Notes	(AA+, Aaa)	09/15/27	3.375	11,939,063

Credit Suisse Commodity Return Strategy Fund
Consolidated schedule of investments

April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
United States Treasury obligations (concluded)
$12,000	U.S. Treasury Notes	(AA+, Aaa)	01/15/28	4.250	$12,193,359
24,100	U.S. Treasury Notes	(AA+, Aaa)	02/15/28	4.250	24,503,863
	Total United States Treasury obligations (Cost $845,682,203)				847,705,006
Shares
Short-term investments (2.5%)
32,486,447	State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.31% (Cost $32,486,447)				32,486,447
	Total investments at value (99.2%) (Cost $1,270,960,530)				1,276,868,936
	Other Assets in Excess of Liabilities (0.8%)				10,124,969
	Net assets (100.0%)				$1,286,993,905

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, these securities amounted to a value of $290,193,229 or 22.5% of net assets.

2  Variable rate obligation—The interest rate shown is the rate in effect as of April 30, 2025. The rate may be subject to a cap and floor.

3  Return on security is linked to the Bloomberg Commodity Index Total Return 2 Month ForwardSM.

4  Return on security is linked to the Bloomberg Commodity Index Total Return.

5  Return on security is linked to the BofA Merrill Lynch Commodity MLCILPRT Total Return Index.

6  Securities are zero coupon. Rate presented is cost yield as of April 30, 2025.

7  At April 30, 2025, $5,145,455 in the value of this security has been pledged as collateral for open swap contracts.

8  At April 30, 2025, $39,011,340 in the value of this security has been pledged to cover initial margin requirements for open futures contracts.

Investment abbreviations

FEDL01 = Federal Funds Rate

3 mo. = 3 month

SOFR = Secured Overnight Financing Rate

Futures contracts

Contract description	Currency	Expiration date	Number of contracts	Notional amount	Notional value	Net unrealized appreciation (depreciation)
Contracts to purchase
Agriculture
Coffee "C" Futures	USD	Jul 2025	57	$7,563,912	$8,566,031	$1,002,119
Corn Futures	USD	Jul 2025	928	21,951,380	22,063,200	111,820
Cotton No. 2 Futures	USD	Jul 2025	109	3,654,774	3,598,090	(56,684)
Soybean Futures	USD	Jul 2025	278	14,606,719	14,518,550	(88,169)
Soybean Meal Futures	USD	Jul 2025	270	8,255,233	8,046,000	(209,233)
Soybean Oil Futures	USD	Jul 2025	314	8,993,735	9,225,948	232,213
Sugar No. 11 Futures	USD	Jun 2025	314	6,290,306	6,066,480	(223,826)
Wheat (KC HRW) Futures	USD	Jul 2025	152	4,416,879	4,024,200	(392,679)
Wheat Futures	USD	Jul 2025	239	6,710,226	6,342,463	(367,763)
						$7,798

Credit Suisse Commodity Return Strategy Fund
Consolidated schedule of investments

April 30, 2025 (unaudited)

Futures contracts—(concluded)

Contract description	Currency	Expiration date	Number of contracts	Notional amount	Notional value	Net unrealized appreciation (depreciation)
Contracts to purchase (concluded)
Energy
Brent Crude Oil Futures	USD	May 2025	97	$6,229,501	$5,922,820	$(306,681)
Brent Crude Oil Futures	USD	Jul 2025	156	10,190,852	9,427,080	(763,772)
Gasoline RBOB Futures	USD	Jun 2025	58	4,871,971	4,854,217	(17,754)
Light Sweet Crude Oil Futures	USD	Jun 2025	465	32,656,909	26,793,300	(5,863,609)
Low Sulphur Gasoil Futures	USD	Jul 2025	94	5,532,150	5,578,900	46,750
Natural Gas Futures	USD	Jun 2025	617	23,628,220	22,427,950	(1,200,270)
NY Harbor ULSD Futures	USD	Jun 2025	51	4,324,732	4,251,870	(72,862)
						$(8,178,198)
Industrial Metals
LME Lead Futures	USD	Jun 2025	63	3,050,583	3,085,677	$35,094
LME Nickel Futures	USD	Jun 2025	94	8,680,729	8,649,966	(30,763)
LME Primary Aluminum Futures	USD	Jun 2025	229	14,153,135	13,738,111	(415,024)
LME Zinc Futures	USD	Jun 2025	105	7,253,032	6,772,789	(480,243)
						$(890,936)
Livestock
Lean Hogs Futures	USD	Jun 2025	126	4,743,604	4,953,060	$209,456
Live Cattle Futures	USD	Jun 2025	106	8,354,318	8,836,160	481,842
						$691,298
Precious Metals
Copper Futures	USD	Jul 2025	125	14,323,679	14,403,125	$79,446
Gold 100 oz. Futures	USD	Jun 2025	130	42,244,951	43,148,300	903,349
Silver Futures	USD	Jul 2025	71	11,441,294	11,653,940	212,646
						$1,195,441
Contracts to sell
Agriculture
Corn Futures	USD	Sep 2025	(335)	(7,628,078)	(7,319,750)	$308,328
Energy
Light Sweet Crude Oil Futures	USD	Aug 2025	(235)	(13,818,497)	(13,366,800)	$451,697
Industrial Metals
LME Lead Futures	USD	Jun 2025	(19)	(907,260)	(930,601)	$(23,341)
LME Nickel Futures	USD	Jun 2025	(34)	(3,059,525)	(3,128,711)	(69,186)
LME Primary Aluminum Futures	USD	Jun 2025	(77)	(4,585,475)	(4,619,365)	(33,890)
LME Zinc Futures	USD	Jun 2025	(32)	(2,107,176)	(2,064,088)	43,088
						$(83,329)
Total net unrealized appreciation (depreciation)						$(6,497,901)

Credit Suisse Commodity Return Strategy Fund
Consolidated schedule of investments

April 30, 2025 (unaudited)

Commodity index swap contracts

Currency		Notional amount	Expiration date	Counterparty	Receive	Pay	Payment frequency	Upfront premiums paid/ (received)	Value	Unrealized depreciation
USD		$20,236,569	05/19/25	Bank of America	Bloomberg Commodity Index Total Return	4.31%	At Maturity	$—	$(24,383)	$(24,383)
USD		26,516,235	05/19/25	Macquarie Bank Ltd.	Bloomberg Commodity Index Total Return	4.29%	At Maturity	—	(31,716)	(31,716)
USD		47,580,173	05/19/25	Macquarie Bank Ltd.	Macquarie Commodity Customized Product 112T Index(a)	4.46%	At Maturity	—	(135,997)	(135,997)
USD		52,867,651	05/19/25	Societe Generale	Societe Generale P04 TR Index(b)	4.46%	At Maturity	—	(83,211)	(83,211)
	Total							$—	$(275,307)	$(275,307)

(a)  The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity name	Weight	Quantity[1]	4/30/25 Value[1]
CBOT Bean Oil JUL 25 Futures	3.94%	63.72	$1,872,130
CBOT Corn JUL 25 Futures	5.68%	113.59	2,700,665
NYMEX WTI Crude Oil JUL 25 Futures	5.27%	43.46	2,504,052
NYBOT Cotton JUL 25 Futures	1.55%	22.26	734,817
COMEX Gold JUN 25 Futures	17.26%	24.73	8,206,759
COMEX High Grade Copper JUL 25 Futures	5.57%	22.98	2,647,349
NYMEX Heating Oil JUL 25 Futures	1.78%	10.15	846,388
NYBOT Coffee JUL 25 Futures	3.58%	11.32	1,700,563
KCBOT Kansas Wheat JUL 25 Futures	1.74%	31.19	825,650
CME Live Cattle JUN 25 Futures	3.65%	20.81	1,735,059
ICE Brent Crude Oil JUL 25 Futures	6.12%	47.66	2,910,017
ICE Gas Oil JUL 25 Futures	2.29%	18.36	1,089,596
CME Lean Hogs JUN 25 Futures	2.04%	24.63	968,132
LME Aluminium JUN 25 Futures	3.87%	30.66	1,839,420
LME Nickel JUN 25 Futures	2.29%	11.82	1,087,296
LME Lead DEC 25 Futures	0.89%	8.49	423,372
LME Zinc JUN 25 Futures	1.98%	14.58	940,358
NYMEX Nat Gas JUL 25 Futures	9.20%	120.36	4,375,119
NYMEX Unleaded Gasoline JUL 25 Futures	2.01%	11.42	955,577
CBOT Soybeans JUL 25 Futures	6.04%	55.01	2,872,949
NYBOT Sugar JUL 25 Futures	2.58%	63.56	1,227,959
COMEX Silver JUL 25 Futures	4.60%	13.31	2,185,508
CBOT Soy Meal JUL 25 Futures	3.37%	53.76	1,602,048
CBOT Wheat JUL 25 Futures	2.71%	48.56	1,288,660

1  Amounts represent quantity and value of index components as they relate specifically to the Fund's swap position as of April 30, 2025.

Credit Suisse Commodity Return Strategy Fund
Consolidated schedule of investments

April 30, 2025 (unaudited)

Commodity index swap contracts—(concluded)

(b)  The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity name	Weight	Quantity[1]	4/30/25 Value[1]
CBOT Bean Oil JUL 25 Futures	3.93%	70.74	$2,078,589
CBOT Corn JUL 25 Futures	5.67%	126.14	2,998,880
NYMEX WTI Crude Oil JUL 25 Futures	5.23%	48.01	2,766,162
ICE Brent Crude Oil JUL 25 Futures	6.11%	52.92	3,231,597
NYBOT Cotton JUL 25 Futures	1.53%	24.51	809,221
COMEX Gold AUG 25 Futures	17.25%	27.25	9,123,575
COMEX High Grade Copper JUL 25 Futures	5.56%	25.52	2,940,700
NYMEX Heating Oil JUL 25 Futures	1.78%	11.29	941,447
NYBOT Coffee JUL 25 Futures	3.57%	12.56	1,888,183
KCBOT Kansas Wheat JUL 25 Futures	1.73%	34.56	915,002
LME Aluminium DEC 25 Futures	3.83%	33.34	2,025,698
CME Live Cattle AUG 25 Futures	3.63%	23.52	1,919,918
CME Lean Hogs AUG 25 Futures	2.04%	27.77	1,078,962
LME Lead DEC 25 Futures	0.89%	9.44	470,724
LME Nickel SEP 25 Futures	2.28%	12.94	1,205,899
LME Zinc DEC 25 Futures	1.98%	16.02	1,047,228
NYMEX Nat Gas JUL 25 Futures	9.41%	136.92	4,976,977
ICE Gas Oil JUL 25 Futures	2.29%	20.41	1,211,188
CBOT Soybeans JUL 25 Futures	6.04%	61.17	3,194,574
NYBOT Sugar JUL 25 Futures	2.58%	70.63	1,364,570
COMEX Silver JUL 25 Futures	4.59%	14.79	2,427,664
CBOT Soy Meal JUL 25 Futures	3.37%	59.81	1,782,403
CBOT Wheat JUL 25 Futures	2.71%	54.01	1,433,327
NYMEX Unleaded Gasoline JUL 25 Futures	2.01%	12.70	1,063,095

1  Amounts represent quantity and value of index components as they relate specifically to the Fund's swap position as of April 30, 2025.

See accompanying notes to consolidated financial statements.

Credit Suisse Commodity Return Strategy Fund

Consolidated statement of assets and liabilities
April 30, 2025 (unaudited)

Assets:
Investments at value (Cost $1,270,960,530) (Note 2)	$1,276,868,936
Cash	1,655
Cash segregated at brokers for swap contracts (Note 2)	3,025,136
Interest receivable	11,462,389
Receivable for investments sold	9,000,000
Receivable for Fund shares sold	6,977,366
Prepaid expenses	172,422
Total assets	1,307,507,904
Liabilities:
Investment advisory fee payable (Note 3)	604,745
Administrative services fee payable (Note 3)	48,155
Shareholder servicing/Distribution fee payable (Note 3)	18,264
Due to brokers for futures contracts (Note 2)	544,983
Payable for Fund shares redeemed	14,708,711
Variation margin payable on futures contracts (Note 2)	3,509,763
Unrealized depreciation on open swap contracts (Note 2)	275,307
Trustees' fee payable	31,380
Accrued expenses	772,691
Total liabilities	20,513,999
Net assets:
Capital stock, $.001 par value (Note 6)	55,377
Paid-in capital (Note 6)	1,676,848,229
Total distributable earnings (loss)	(389,909,701)
Net assets	$1,286,993,905
Class I
Net assets	$1,256,636,091
Shares outstanding	53,995,950
Net asset value, offering price and redemption price per share	$23.27
Class A
Net assets	$26,623,604
Shares outstanding	1,192,525
Net asset value and redemption price per share	$22.33
Maximum offering price per share (net asset value/(1-4.75%))	$23.44
Class C
Net assets	$3,734,210
Shares outstanding	188,391
Net asset value and offering price per share	$19.82

See accompanying notes to consolidated financial statements.

Credit Suisse Commodity Return Strategy Fund

Consolidated statement of operations
For the six months ended April 30, 2025 (unaudited)

Investment Income:
Interest	$24,687,689
Securities lending (net of rebates)	1,287
Total investment income	24,688,976
Expenses:
Investment advisory fees (Note 3)	3,332,160
Administrative services fees (Note 3)	84,628
Shareholder servicing/Distribution fees (Note 3)
Class A	34,971
Class C	19,576
Transfer agent fees	800,819
Registration fees	129,950
Legal fees	109,664
Trustees' fees	85,709
Custodian fees	58,626
Printing fees	56,187
Commitment fees (Note 4)	33,760
Audit and tax fees	31,886
Insurance expense	21,831
Miscellaneous expense	15,216
Total expenses	4,814,983
Less: fees waived and expenses reimbursed (Note 3)	(244,299)
Net expenses	4,570,684
Net investment income	20,118,292
Net realized and unrealized gain (loss) from investments, futures contracts and swap contracts:
Net realized gain from investments	13,828,678
Net realized gain from futures contracts	9,178,510
Net realized gain from swap contracts	1,389,858
Net change in unrealized appreciation (depreciation) from investments	10,389,427
Net change in unrealized appreciation (depreciation) from futures contracts	(3,666,939)
Net change in unrealized appreciation (depreciation) from swap contracts	2,596,165
Net realized and unrealized gain from investments, futures contracts and swap contracts	33,715,699
Net increase in net assets resulting from operations	$53,833,991

See accompanying notes to consolidated financial statements.

Credit Suisse Commodity Return Strategy Fund

Consolidated statements of changes in net assets

	For the six months ended April 30, 2025 (unaudited)	For the year ended October 31, 2024
From operations:
Net investment income	$20,118,292	$51,345,390
Net realized gain (loss) from investments, futures contracts and swap contracts	24,397,046	(105,982,805)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	9,318,653	16,876,097
Net increase (decrease) in net assets resulting from operations	53,833,991	(37,761,318)
From distributions:
From distributable earnings
Class I	(14,363,077)	(42,103,809)
Class A	(349,799)	(960,817)
Class C	(36,812)	(141,820)
Net decrease in net assets resulting from distributions	(14,749,688)	(43,206,446)
From capital share transactions (Note 6):
Proceeds from sale of shares	333,030,413	887,646,870
Reinvestment of distributions	9,230,251	24,850,934
Net asset value of shares redeemed	(184,343,847)	(970,765,994)
Net increase (decrease) in net assets from capital share transactions	157,916,817	(58,268,190)
Net increase (decrease) in net assets	197,001,120	(139,235,954)
Net assets
Beginning of period	1,089,992,785	1,229,228,739
End of period	$1,286,993,905	$1,089,992,785

See accompanying notes to consolidated financial statements.

Credit Suisse Commodity Return Strategy Fund

Consolidated financial highlights

(For a Class I share of the Fund outstanding throughout each period)

	For the six months ended April 30, 2025	For the year ended October 31,
	(unaudited)	2024	2023	2022	2021[1]	2020[1]
Per share data:
Net asset value, beginning of period	$22.41	$23.34[2]	$27.28	$36.29	$25.32	$27.24
Investment operations:
Net investment income (loss)[3]	0.41	0.95	0.88	0.12	(0.19)	0.06
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	0.75	(1.09)	(2.00)	2.79	11.16	(1.86)
Total from investment operations	1.16	(0.14)	(1.12)	2.91	10.97	(1.80)
Less dividends and distributions:
Dividends from net investment income	(0.30)	(0.79)	(2.82)	(11.92)	—	(0.06)
Return of capital	—	—	—	—	—	(0.06)
Total dividends and distributions	(0.30)	(0.79)	(2.82)	(11.92)	—	(0.12)
Net asset value, end of period	$23.27	$22.41	$23.34[2]	$27.28	$36.29	$25.32
Total return[4]	5.19%	(0.59)%	(4.40)%	12.41%	43.33%	(6.70)%
Ratios and supplemental data:
Net assets, end of period (000s omitted)	$1,256,636	$1,057,108	$1,191,554	$2,175,955	$2,249,942	$1,442,691
Ratio of net expenses to average net assets	0.80%[5]	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.57%[5]	4.20%	3.60%	0.41%	(0.59)%	0.20%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.04%[5]	0.03%	0.01%	0.01%	0.02%	0.04%
Portfolio turnover rate[6]	23%	80%	46%	68%	22%	215%

1  A one for six reverse share split, effective October 15, 2021, has been retroactively applied. See Note 6 in the Notes to Financial Statements.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Per share information is calculated using the average shares outstanding method.

4  Total returns are historical and include change in share price and reinvestment of all distributions. Total returns for periods less than one year are not annualized.

5  Annualized.

6  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to consolidated financial statements.

Credit Suisse Commodity Return Strategy Fund

Consolidated financial highlights

(For a Class A share of the Fund outstanding throughout each period)

	For the six months ended April 30, 2025	For the year ended October 31,
	(unaudited)	2024	2023	2022	2021[1]	2020[1]
Per share data:
Net asset value, beginning of period	$21.51	$22.44[2]	$26.32	$35.37	$24.72	$26.64
Investment operations:
Net investment income (loss)[3]	0.37	0.86	0.79	0.04	(0.26)	(0.00)[4]
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	0.73	(1.06)	(1.91)	2.68	10.91	(1.86)
Total from investment operations	1.10	(0.20)	(1.12)	2.72	10.65	(1.86)
Less dividends and distributions:
Dividends from net investment income	(0.28)	(0.73)	(2.76)	(11.77)	—	(0.00)[4]
Return of capital	—	—	—	—	—	(0.06)
Total dividends and distributions	(0.28)	(0.73)	(2.76)	(11.77)	—	(0.06)
Net asset value, end of period	$22.33	$21.51	$22.44[2]	$26.32	$35.37	$24.72
Total return[5]	5.09%	(0.87)%	(4.58)%	12.09%	43.08%	(6.97)%
Ratios and supplemental data:
Net assets, end of period (000s omitted)	$26,624	$28,562	$31,251	$40,894	$40,693	$32,422
Ratio of net expenses to average net assets	1.05%[6]	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets	3.33%[6]	3.95%	3.41%	0.14%	(0.84)%	(0.02)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.05%[6]	0.03%	0.01%	0.01%	0.02%	0.04%
Portfolio turnover rate[7]	23%	80%	46%	68%	22%	215%

1  A one for six reverse share split, effective October 15, 2021, has been retroactively applied. See Note 6 in the Notes to Financial Statements.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Per share information is calculated using the average shares outstanding method.

4  This amount represents less than $0.01 per share.

5  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Total returns for periods less than one year are not annualized.

6  Annualized.

7  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to consolidated financial statements.

Credit Suisse Commodity Return Strategy Fund

Consolidated financial highlights

(For a Class C share of the Fund outstanding throughout each period)

	For the six months ended April 30, 2025	For the year ended October 31,
	(unaudited)	2024	2023	2022	2021[1]	2020[1]
Per share data:
Net asset value, beginning of period	$19.12	$20.00[2]	$23.75	$32.83	$23.16	$25.02
Investment operations:
Net investment income (loss)[3]	0.25	0.62	0.55	(0.14)	(0.46)	(0.18)
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	0.64	(0.93)	(1.72)	2.40	10.13	(1.68)
Total from investment operations	0.89	(0.31)	(1.17)	2.26	9.67	(1.86)
Less dividends:
Dividends from net investment income	(0.19)	(0.57)	(2.58)	(11.34)	—	—
Total dividends	(0.19)	(0.57)	(2.58)	(11.34)	—	—
Net asset value, end of period	$19.82	$19.12	$20.00[2]	$23.75	$32.83	$23.16
Total return[4]	4.68%	(1.59)%	(5.35)%	11.28%	41.75%	(7.43)%
Ratios and supplemental data:
Net assets, end of period (000s omitted)	$3,734	$4,323	$6,424	$9,157	$7,079	$2,694
Ratio of net expenses to average net assets	1.80%[5]	1.80%	1.80%	1.80%	1.80%	1.80%
Ratio of net investment income (loss) to average net assets	2.57%[5]	3.18%	2.64%	(0.52)%	(1.60)%	(0.78)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.04%[5]	0.03%	0.01%	0.01%	0.02%	0.04%
Portfolio turnover rate[6]	23%	80%	46%	68%	22%	215%

1  A one for six reverse share split, effective October 15, 2021, has been retroactively applied. See Note 6 in the Notes to Financial Statements.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Per share information is calculated using the average shares outstanding method.

4  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Total returns for periods less than one year are not annualized.

5  Annualized.

6  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to consolidated financial statements.

Credit Suisse Commodity Return Strategy Fund

Notes to consolidated financial statements

April 30, 2025 (unaudited)

Note 1. Organization

Credit Suisse Commodity Return Strategy Fund (the "Fund"), a series of Credit Suisse Commodity Strategy Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks total return that exceeds the return of its benchmark index, the Bloomberg Commodity Index Total Return (the "Index"). The Trust was organized under the laws of the State of Delaware as a statutory trust on May 18, 2004.

UBS Asset Management (Americas) LLC ("UBS AM (Americas)" or the "Adviser"), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission ("SEC") and as a Commodity Pool Operator with the Commodity Futures Trading Commission. UBS Asset Management (US) Inc. ("UBS AM (US)") serves as the principal underwriter for the Fund. UBS AM (Americas) and UBS AM (US) are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry. The Fund intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Commodity Fund I, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2025, the Fund held $144,483,403 in the Subsidiary, representing 11.2% of the Fund's consolidated net assets. For the six months ended April 30, 2025, the net realized loss on securities and other financial instruments held in the Subsidiary was $10,568,106.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary, unless the context otherwise requires.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective June 30, 2021, Class C shares, upon the eight year anniversary of purchase, will convert to Class A shares.

In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting ("Topic 280")—Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund's portfolio management team acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the Fund's comparative benchmarks

Credit Suisse Commodity Return Strategy Fund

Notes to consolidated financial statements

April 30, 2025 (unaudited)

and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as "total assets" and significant segment expenses are listed on the accompanying statement of operations.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in FASB Accounting Standards Codification ("ASC") Topic 946—Financial Services—Investment Companies.

A) SECURITY VALUATION—The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value ("NAV") of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over the counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board's valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser's procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

Credit Suisse Commodity Return Strategy Fund

Notes to consolidated financial statements

April 30, 2025 (unaudited)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$290,193,229	$—	$290,193,229
United States Agency Obligations	—	106,484,254	—	106,484,254
United States Treasury Obligations	—	847,705,006	—	847,705,006
Short-term Investments	32,486,447	—	—	32,486,447
	$32,486,447	$1,244,382,489	$—	$1,276,868,936
Other Financial Instruments*
Futures Contracts	$4,117,848	$—	$—	$4,117,848
Liabilities
Other Financial Instruments*
Futures Contracts	$10,615,749	$—	$—	$10,615,749
Swap Contracts	—	275,307	—	275,307
	$10,615,749	$275,307	$—	$10,891,056

*  Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

For the six months ended April 30, 2025, there were no transfers in or out of Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES—The Fund has adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act in order to assess and manage the Fund's derivatives risk, taking into account the Fund's derivatives transactions and how these transactions interact with the Fund's other investments. Because the Fund engages in derivatives transactions beyond a certain amount in order to pursue its investment objectives and policies, the Fund is required to comply with value at risk ("VaR") based limits on its leverage risk. The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows.

Credit Suisse Commodity Return Strategy Fund

Notes to consolidated financial statements

April 30, 2025 (unaudited)

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at April 30, 2025 and the effect of these derivatives on the Consolidated Statement of Operations for the six months ended April 30, 2025.

Primary underlying risk	Derivative assets[1]	Derivative liabilities[1]	Realized gain (loss)	Change in unrealized appreciation (depreciation)
Commodity price
Futures contracts[2]	$4,117,848	$10,615,749	$9,178,510	$(3,666,939)
Commodity index swap contracts	—	275,307	1,389,858	2,596,165
	$4,117,848	$10,891,056	$10,568,368	$(1,070,774)

1  Generally, the balance sheet location for asset derivatives is receivables/ unrealized appreciation (depreciation) and for liability derivatives is payables/ unrealized appreciation (depreciation).

2  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported   within the receivables and/or payables on the Consolidated Statement of Assets and Liabilities.

The notional amount of futures contracts and swap contracts open at April 30, 2025 is reflected in the Consolidated Schedule of Investments. For the six months ended April 30, 2025, the Fund held average monthly notional values of $172,045,972 and $52,681,828 in long futures contracts and short futures contracts, respectively, and $145,521,516 in swap contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2025:

Counterparty	Gross amount of derivative liabilities presented in the consolidated statement of assets and liabilities	Financial instruments and derivatives available for offset	Non-cash collateral pledged[a]	Cash collateral pledged[a]	Net amount of derivative liabilities
Bank of America	$24,383	$—	$—	$(24,383)	$—
Macquarie Bank Ltd.	167,713	—	—	(167,713)	—
Societe Generale	83,211	—	(83,211)	—	—
	$275,307	$—	$(83,211)	$(192,096)	$—

a  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE—Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class

Credit Suisse Commodity Return Strategy Fund

Notes to consolidated financial statements

April 30, 2025 (unaudited)

of shares based upon the relative NAV of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS—Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL AND OTHER TAXES—No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income.

The Fund may invest in structured notes designed to track the performance of the Index. The Fund may, through its investment in the Subsidiary, invest in commodity-linked swaps and/or futures contracts.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for each of the tax years in the four year period ended April 30, 2025, for which the applicable statutes of limitations have not expired are subject to examination by the IRS and state departments of revenue.

F) CASH—The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

G) FUTURES—The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in commodities. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the

Credit Suisse Commodity Return Strategy Fund

Notes to consolidated financial statements

April 30, 2025 (unaudited)

daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2025, the amount of restricted cash due to brokers related to open futures contracts was $544,983.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

H) SWAPS—The Fund may enter into commodity index swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2025, the amount of restricted cash held at brokers related to open swap contracts was $3,025,136.

I) COMMODITY INDEXED STRUCTURED NOTES—The Fund may invest in structured notes whose value is based on the price movements of the Index. The structured notes are often leveraged, increasing the volatility of each note's value relative to the change in the underlying linked financial instrument. The value of these notes will rise and fall

Credit Suisse Commodity Return Strategy Fund

Notes to consolidated financial statements

April 30, 2025 (unaudited)

in response to changes in the Index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Payments are recorded as interest income. These notes are subject to prepayment, credit and interest rate risks. The Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. At April 30, 2025, the value of these securities comprised 22.5% of the Fund's net assets and resulted in unrealized appreciation of $3,993,229.

J) SECURITIES LENDING—The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by UBS AM (Americas) and may be invested in a variety of investments, including funds advised by SSB or an affiliate, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned.  For the six months ended April 30, 2025, total earnings received in connection with securities lending arrangements was $18,088, of which $16,371 was rebated to borrowers (brokers). The Fund retained $1,287 in income, and SSB, as lending agent, was paid $430.

At April 30, 2025, there were no securities out on loan.

K) OTHER—In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

Note 3. Transactions with affiliates and related parties

UBS AM (Americas) serves as the Fund's investment adviser and co-administrator. For its investment advisory and administration services, UBS AM (Americas) is entitled to receive a fee from the Fund at an annualized rate of 0.59% of the Fund's average daily net assets. For the six months ended April 30, 2025, investment advisory and administration fees earned by UBS AM (Americas) was $3,332,160. UBS AM (Americas) contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.80% of the Fund's average daily net assets for Class I shares, 1.05% of the Fund's average daily net assets for Class A shares, and 1.80% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse UBS AM (Americas) for management fees

Credit Suisse Commodity Return Strategy Fund

Notes to consolidated financial statements

April 30, 2025 (unaudited)

previously waived and/or for expenses previously paid by UBS AM (Americas), provided, however, that any reimbursement must be paid at a date not more than thirty-six months following the applicable month during which such fees were waived or expenses were paid by UBS AM (Americas) and the reimbursement does not cause the applicable class's aggregate expenses, on an annualized basis, to exceed either (i) the applicable expense limitation in effect at the time such fees were waived or such expenses were paid by UBS AM (Americas) or (ii) the applicable expense limitation in effect at the time of such reimbursement. This contract may not be terminated before February 28, 2026. For the six months ended April 30, 2025, the fees waived/expenses reimbursed by UBS AM (Americas) was $244,299.

The amounts waived and reimbursed by UBS AM (Americas), which are available for potential future recoupment by UBS AM (Americas), and the expiration schedule at April 30, 2025 are as follows:

	Fee waivers/ expense reimbursements subject to repayment	Expires October 31, 2025	Expires October 31, 2026	Expires October 31, 2027	Expires October 31, 2028
Class I	$1,469,508	$303,691	$523,790	$404,985	$237,042
Class A	33,111	5,745	11,218	9,777	6,371
Class C	6,366	1,265	2,514	1,701	886
Totals	$1,508,985	$310,701	$537,522	$416,463	$244,299

UBS AM (US) serves as the Fund's underwriter and distributor. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, UBS AM (US) receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2025, the Fund paid Rule 12b-1 distribution fees of $34,971 for Class A shares and $19,576 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

For the six months ended April 30, 2025, UBS AM (US) and its affiliates advised the Fund that they retained $375 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

Note 4. Line of credit

The Fund, together with other funds/portfolios advised by UBS AM (Americas) (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $125 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At April 30, 2025 and for the six months ended April 30, 2025, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and sales of securities

For the six months ended April 30, 2025, purchases and sales of investment securities and U.S. Government and Agency Obligations (excluding short-term investments) were as follows:

Investment securities		U.S. Government/ agency obligations
Purchases	Sales	Purchases	Sales
$131,800,000	$134,810,933	$167,822,989	$106,402,322

Credit Suisse Commodity Return Strategy Fund

Notes to consolidated financial statements

April 30, 2025 (unaudited)

Note 6. Capital share transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the six months ended April 30, 2025 (unaudited)		For the year ended October 31, 2024
	Shares	Value	Shares	Value
Shares sold	14,122,879	$331,266,244	38,142,581	$882,270,349
Shares issued in reinvestment of distributions	380,249	8,879,938	1,051,235	23,860,462
Shares redeemed	(7,676,218)	(178,486,544)	(43,071,911)	(961,156,852)
Net increase (decrease)	6,826,910	$161,659,638	(3,878,095)	$(55,026,041)

	Class A
	For the six months ended April 30, 2025 (unaudited)		For the year ended October 31, 2024
	Shares	Value	Shares	Value
Shares sold	58,933	$1,332,742	245,256	$5,296,775
Shares issued in reinvestment of distributions	14,079	314,340	39,345	857,385
Shares redeemed	(208,245)	(4,650,754)	(349,739)	(7,557,561)
Net decrease	(135,233)	$(3,003,672)	(65,138)	$(1,403,401)

	Class C
	For the six months ended April 30, 2025 (unaudited)		For the year ended October 31, 2024
	Shares	Value	Shares	Value
Shares sold	22,434	$431,427	4,059	$79,746
Shares issued in reinvestment of distributions	1,815	35,973	6,865	133,087
Shares redeemed	(61,919)	(1,206,549)	(105,985)	(2,051,581)
Net decrease	(37,670)	$(739,149)	(95,061)	$(1,838,748)

On August 18, 2021, reverse share splits were announced for each class of the Fund, pursuant to which shareholders received one share in exchange for every six shares of the Fund.

The reverse share splits were effective October 15, 2021. The reverse splits reduced the number of outstanding shares of each class of the Fund and proportionately increased the NAV per share of each class of the Fund such that the market value of the Fund's shares remained the same. The reverse share splits applied the same ratio to each class of shares of the Fund. A reverse share split does not alter the rights or total value of a shareholder's investment in the Fund, nor will it be a taxable event for Fund investors.

The Capital Share Transactions and Financial Highlights prior to October 15, 2021 for the Fund has been adjusted to reflect the reverse share split.

Credit Suisse Commodity Return Strategy Fund

Notes to consolidated financial statements

April 30, 2025 (unaudited)

On April 30, 2025, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of shareholders	Approximate percentage of outstanding shares
Class I	4	80%
Class A	4	70%
Class C	5	90%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent events

In preparing the consolidated financial statements as of April 30, 2025, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report.

On May 28, 2025, UBS Asset Management (Americas) LLC ("UBS AM (Americas)"), the Fund's investment adviser, issued a press release announcing an agreement with an affiliate (the "Affiliate") of Cantor Fitzgerald Investment Advisors, L.P. ("Cantor Fitzgerald"), to sell UBS AM (Americas)'s O'Connor investment platform to the Affiliate (the "Transaction"). The Transaction remains subject to various approvals and regulatory requirements. Subject to satisfaction of these requirements, UBS AM (Americas) expects that the O'Connor investment management and support teams, which includes the Fund's portfolio management team, will transition to the Affiliate. The Affiliate has no operating history and is a newly-formed investment adviser that is in the process of registering with the U.S. Securities and Exchange Commission (the "SEC") as an investment adviser under the Investment Advisers Act of 1940, as amended. The Affiliate is an indirect wholly-owned subsidiary of Cantor Fitzgerald, and is under common control with Cantor Fitzgerald, which has been registered with the SEC as an investment adviser since 2011. The parties to the Transaction expect the initial closing of the Transaction to occur by the end of the fourth quarter of 2025, but it remains subject to regulatory and investor approvals and other customary closing conditions.

In connection with the Transaction referred to above, the parties to the Transaction expect that all investment management responsibilities for the Fund will be transferred from UBS AM (Americas) to Cantor Fitzgerald. Any such transfer of investment management responsibilities will be subject to, among other approvals, approval by the Fund's Board of Trustees and its respective shareholders. Additional details regarding any such transfer of investment management responsibilities of the Fund from UBS AM (Americas) to Cantor Fitzgerald, including timing, will be forthcoming.

Credit Suisse Commodity Return Strategy Fund

Notice of privacy and information practices (unaudited)

At UBS AM (Americas), we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by UBS AM (Americas).

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, UBS AM (Americas) websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Credit Suisse Commodity Return Strategy Fund

Notice of privacy and information practices (unaudited)

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 13, 2025.

Credit Suisse Commodity Return Strategy Fund

Proxy voting and portfolio holdings information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT. The Fund's Form N-PORT reports are available on the SEC's website at www.sec.gov.

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019-6028

COM-SAR-0425

(b) Included as part of the financial statements to shareholders filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) All board members and all members of any advisory board for regular compensation: $102,253

(2) Each board member and each member of an advisory board for special compensation: $38,000

(3) All officers: Not applicable.

(4) Each person of whom any officer or director of the registrant is an affiliated person: Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

In approving the renewal of the current investment management agreement (the "Investment Management Agreement") for the Credit Suisse Commodity Return Strategy Fund (the "Fund"), a series of Credit Suisse Commodity Strategy Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees") at a special Microsoft Teams meeting held on November 6, 2024 where the Board discussed information and materials previously provided to them in connection with the renewal of the Investment Management Agreement, and at an in-person meeting held on November 11 and 12, 2024, considered the following factors:

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 0.59% of the Fund's average daily net assets (the "Contractual Management Fee") for the Fund in light of the extent and quality of the management services provided by UBS Asset Management (Americas) LLC ("UBS AM (Americas)"), the Fund's investment manager. The Board also considered that UBS AM (Americas) has entered into a contractual expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.05%, 1.80% and 0.80% of the average daily net assets of Class A, Class C and Class I shares, respectively, until February 28, 2026. The Board noted that effective May 1, 2024, Credit Suisse Asset Management, LLC ("Credit Suisse"), the Fund's previous investment manager, merged into UBS AM (Americas) LLC, with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund under the Investment Management Agreement.

Additionally, the Board received and considered information comparing the Fund's Contractual Management Fee, Contractual Management Fee less waivers and/or reimbursements ("Net Management Fee") and overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe. Each fund in the Expense Group and Expense Universe was placed in one of five quintiles for each relevant comparison period, with the first quintile including the funds with the lowest relative expenses and the fifth quintile including funds with the highest relative expenses during the period. The Board noted that, with respect to the Fund's fees and expenses compared to its peers as presented in a report provided by Broadridge, the Fund's Contractual Management Fee ranked in the second quintile relative to its Expense Group, the Fund's actual management fees ranked in the second quintile of its Expense Group and Expense Universe, and the Fund's total expenses ranked in the third quintile and second quintile relative to its Expense Group and Expense Universe, respectively.

Nature, Extent and Quality of the Services under the Investment Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by UBS AM (Americas) under the Investment Management Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by UBS AM (Americas) which, in addition to portfolio management and investment management services set forth in the Investment Management Agreement, included credit analysis and research, supervising the day-to-day operations of the Fund's non-advisory functions, which include accounting, administration, custody, transfer agent and other applicable third-party service providers; overseeing and facilitating audits; overseeing the Fund's credit facility; and supervising and/or preparing applicable Fund filings, disclosures and shareholder reports. The Board noted that the extensive investment management services provided by UBS AM (Americas) included broad supervisory responsibility and oversight over other service providers to the Fund. The Board also considered UBS AM (Americas)'s compliance program with respect to the Fund. The Board noted that UBS AM (Americas) reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about UBS AM (Americas) including its Form ADV Part 2—Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of UBS AM (Americas)'s senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of UBS AM (Americas). In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of UBS AM (Americas), based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other UBS AM (Americas) clients for comparable services. The Board acknowledged UBS AM (Americas)'s representation that the services provided to the Fund are more extensive than the services provided in connection with other types of accounts, such as separate accounts, offered by UBS AM (Americas) and the services are also more extensive from those offered and provided to a sub-advised fund. The Board also considered that the services provided by UBS AM (Americas) have expanded over time as a result of regulatory and other developments.

Fund Performance

The Board received and considered performance results of the Fund over the previous year ended August 31, 2024 as well as over the two-, three-, four-, five- and ten-year periods ended August 31, 2024, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund for the same time periods provided in the Broadridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. Each fund in the Performance Universe was placed in one of five quintiles for each relevant comparison period, with the first quintile including the best performing funds and the fifth quintile including the worst performing funds during the period. The Board noted that, with respect to the Fund's performance compared to its peers as presented in the Broadridge report, the Fund's performance ranked in the third quintile relative to its Performance Universe for the three- and five-year periods reported, the Fund's performance ranked in the fourth quintile for the two-, four- and ten-year periods reported, and the Fund's performance ranked in the fifth quintile for the one-year period reported. The Board also considered the investment performance of the Fund relative to its stated objectives.

Investment Manager Profitability

The Board received and considered a profitability analysis of Credit Suisse, as the investment manager to the Fund prior to May 1, 2024, based on the fees payable under the Investment Management Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board deliberations also reflected, in the context of Credit Suisse's profitability, Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board also received net profitability information for the other funds in the Credit Suisse family of funds, which include both open-end and closed-end funds. The Board also reviewed Credit Suisse's profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund. The Board noted that UBS AM (Americas)'s profitability with respect to the Credit Suisse family of funds was expected to be in line with that of Credit Suisse.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that, if the Fund's asset levels grow, further economies of scale potentially could be realized (although this is not guaranteed) and also noted the Expense Limitation Agreement currently in place between the Fund and UBS AM (Americas). The Board received information regarding UBS AM (Americas)'s profitability in connection with providing investment management services to the Fund, including UBS AM (Americas)'s costs in providing the services.

Other Benefits to UBS AM (Americas)

The Board considered other benefits received by UBS AM (Americas) and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in UBS AM (Americas)'s businesses and its reputation as a result of its relationship with the Fund (such as the ability to market its advisory services to other clients and investors including separate account or third party sub-advised mandates or other financial products offered by UBS AM (Americas) and its affiliates), as well as the fees paid to an affiliate of UBS AM (Americas) for distribution services.

The Board considered the standards UBS AM (Americas) applied in seeking best execution and UBS AM (Americas)'s policies and practices regarding soft dollars and reviewed UBS AM (Americas)'s method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from UBS AM (Americas) as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year and reviews reports of UBS AM (Americas) at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and UBS AM (Americas)'s compliance procedures.

Conclusions

In selecting UBS AM (Americas), and approving the renewal of the Investment Management Agreement and the investment management fee under such agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for the funds in the Fund's Expense Group and Expense Universe, were reasonable in relation to the services provided by UBS AM (Americas).

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Fund by UBS AM (Americas) in a challenging commodities environment and that, based on dialogue with management and counsel, the services provided by UBS AM (Americas) under the Investment Management Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

•  In light of the costs of providing investment management and other services to the Fund and UBS AM (Americas)'s ongoing commitment to the Fund and willingness to waive fees (by agreeing to a contractual expense limitation), UBS AM (Americas)'s net profitability based on fees payable under the Investment Management Agreement, as well as other ancillary benefits that UBS AM (Americas) and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Investment Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(4)	Not applicable.

(a)(5)	Not applicable

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

(c)	Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY STRATEGY FUNDS

/s/ Omar Tariq
Name:	Omar Tariq
Title:	Chief Executive Officer and President (Principal Executive Officer)
Date:	July 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Omar Tariq
Name:	Omar Tariq
Title:	Chief Executive Officer and President (Principal Executive Officer)
Date:	July 2, 2025

/s/ Rose Ann Bubloski
Name:	Rose Ann Bubloski
Title:	Chief Financial Officer and Treasurer (Principal Financial Officer)
Date:	July 2, 2025